RISK MANAGEMENT - Structural interest rate risk - Interest bearing assets (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	265,104,769	335,636,496
Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	131,304,496	137,725,454
Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	51,763,530	56,141,916
Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	62,884,699	106,550,882
Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33,718,743	38,420,045
Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	87,464,094	87,438,477
Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	29,273,703	47,085,176
Financial assets at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,370,870	14,259,498
Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	235,373,468	290,172,863
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,461,805	37,493,866
Investment securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33,674,477	44,664,373
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	179,115,847	220,297,825
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	105,248,652	119,389,106
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	99,282,353	116,173,059
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	104,775,099	122,027,804
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	37,492,197	41,205,035
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	42,226,647	46,056,475
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	47,072,091	66,555,715
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,808,684	5,334,618
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,667,677	4,080,996
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,966,299	3,216,047
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,967,743	3,218,433
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	47,128	1,535,822
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,920,615	1,682,611
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	56,107,532	72,308,141
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	59,419,444	76,889,145
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	50,089,781	45,323,232
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,006,251	1,155,463
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,199,484	16,209,829
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	8,380,874	19,598,761
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	43,832,835	39,925,092
Mortgage [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,530,914	28,387,909
Mortgage [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,883,355	29,120,316
Mortgage [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	13,661,873	13,622,041
Mortgage [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	44,520	51,719
Mortgage [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,166,107	17,623,160
Mortgage [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	708,435	564,377
Mortgage [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	12,964,293	10,881,060
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	228,749	212,669
Microcredit [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	267,720	317,739
Microcredit [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	205,930	225,867
Microcredit [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,296	1,508
Microcredit [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,001	1,717
Microcredit [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	154,055	187,218
Microcredit [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	111,368	127,296
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	20,255,758	16,181,527
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,947,806	455,859
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	162	163
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	305,684	272,552
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,642,122	183,307
Other accounts receivable at amortized cost [member] | Financial assets at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,307,790	15,725,505
Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,841,407	10,986,770
Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,841,407	10,986,770
Investment securities at fair value [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	23,939,915	38,900,001
Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,507,231	3,228,480
Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,507,231	3,228,480
Other accounts receivable FVTPL [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,507,231	3,228,480
IFRS Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,032,857	36,642,829
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,032,857	36,642,829
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,032,857	36,642,829
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,682,724	3,274,798
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,384,220	2,008,360
IFRS Cash and Cash Equivalents [Member] | Financial assets at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,965,913	31,359,671
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,378
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,771,492	5,775,070
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,966,530	175,908
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,555,437	3,698,780
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	243,662	237,316
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,326,296	1,703,837
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,646,097	135,137
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,461,805	37,493,866
Debt securities [member] | Trading securities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,760,887	4,741,287
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,862,385	3,196,153
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	337,636	291,112
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	134,897	170,091
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	425,970	1,083,931
Debt securities [member] | Trading securities [member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,862,384	3,196,153
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,378
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,461,805	37,493,866
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	22,461,805	37,493,866
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18,569,385	30,292,879
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	861,729	76,076
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,254,542	2,252,022
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,609,594	6,256,332
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 17,735,940	$ 28,909,436